Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash and cash equivalents [abstract]
Cash and deposits	¥ 2,037,392	¥ 2,017,247
Cash equivalents	720,628	655,106
Total	¥ 2,758,020	¥ 2,672,353	¥ 2,494,121	¥ 2,256,488